                                                          OMB APPROVAL
                                                  OMB Number: 3235-0578
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                                                  per response........20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3541

                             Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

230 West Monroe Street, Chicago, IL                             60606
--------------------------------------------------------------------------------
   (Address of principal executive offices)                  (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-214-1410

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14].
The schedules need not be audited.

AMF MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                 PRINCIPAL
                                                                  AMOUNT             VALUE
                                                                  ------             -----
AGENCY OBLIGATIONS  (80.7%)
FANNIE MAE - DISCOUNT NOTE*  (12.3%)
1.38%, 9/29/04                                                   7,000,000       $   6,984,168
                                                                                 -------------
FEDERAL HOME LOAN BANK - DISCOUNT NOTE*  (42.1%)
1.25%, 8/2/04                                                   10,000,000           9,999,654
1.19%, 8/3/04                                                    7,000,000           6,999,537
1.30%, 9/17/04                                                   7,000,000           6,988,119
                                                                                 -------------
                                                                                    23,987,310
                                                                                 -------------
FREDDIE MAC - DISCOUNT NOTE*  (26.3%)
1.09%, 8/10/04                                                   8,000,000           7,997,820
1.22%, 8/24/04                                                   7,000,000           6,994,544
                                                                                 -------------
                                                                                    14,992,364
                                                                                 -------------
TOTAL AGENCY OBLIGATIONS (COST $45,963,842)                                         45,963,842
                                                                                 -------------
REPURCHASE AGREEMENTS  (19.4%)
Citigroup Repo, 1.29%, (Agreement dated 07/30/04
to be repurchased at $11,077,191 on 08/02/04.
Collateralized by various U.S. Government Agency
Securites with a value of $11,366,803.)                         11,076,000          11,076,000
                                                                                 -------------
TOTAL REPURCHASE AGREEMENTS (COST $11,076,000)                                      11,076,000
                                                                                 -------------
TOTAL INVESTMENTS (COST $57,039,842) (a)  -   100.1%                                57,039,842
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.1)%                                    (44,492)
                                                                                 -------------
NET ASSETS   -   100.0%                                                          $  56,995,350
                                                                                 =============

------------
* Rates disclosed represent yield effective at purchase.

(a) Cost for federal income tax and financial reporting purposes are the same.

AMF SHORT U.S. GOVERNMENT FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                                   PRINCIPAL
                                                                                     AMOUNT               VALUE
                                                                                     ------               -----
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*  (40.0%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS  (24.1%)
Fannie Mae
  3.43%, 5/1/26                                                                    6,661,428        $    6,916,436
  4.52%, 11/1/29                                                                   1,962,252             2,001,943
  4.57%, 3/1/30                                                                    1,486,054             1,523,197
Freddie Mac
  3.49%, 5/1/18                                                                    1,990,867             2,057,982
  3.59%, 8/1/31                                                                   16,665,738            17,324,554
  3.29%, 9/1/32                                                                    1,884,365             1,928,205
Government National Mortgage
Association II
  4.63%, 12/20/23                                                                  3,315,371             3,389,576
  4.75%, 7/20/27                                                                     891,382               907,975
  4.63%, 12/20/27                                                                  1,637,441             1,669,240
                                                                                                    --------------
                                                                                                        37,719,108
                                                                                                    --------------
HYBRID ARMS  (15.9%)
Structured Adjustable Rate Mortgage, 4.74%, 7/25/34                               14,739,668            14,841,002
Wells Fargo Mortgage Backed Securities Trust, 4.83%, 7/25/34                       9,869,642             9,946,749
                                                                                                    --------------
                                                                                                        24,787,751
                                                                                                    --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST $62,305,833)                                   62,506,859
                                                                                                    --------------
FIXED RATE MORTGAGE-RELATED SECURITIES  (44.2%)
15 YR. SECURITIES  (2.2%)
Freddie Mac
  8.50%, 8/17/07                                                                   1,175,020             1,216,268
  8.00%, 12/17/15                                                                  1,992,180             2,107,898
                                                                                                    --------------
                                                                                                         3,324,166
                                                                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (42.0%)
Fannie Mae, 5.50%, 8/25/33                                                         2,067,180             2,054,078
Freddie Mac
  7.00%, 12/15/06                                                                    451,712               451,164
  3.50%, 12/15/10                                                                  6,792,000             6,818,053
  5.00%, 11/15/11                                                                 10,000,000            10,256,242
  4.00%, 9/15/12                                                                  15,000,000            15,225,000
  5.00%, 6/15/16                                                                  10,000,000            10,271,430
  4.00%, 12/15/17                                                                 10,000,000            10,116,149
  5.00%, 10/15/21                                                                 10,000,000            10,260,360
                                                                                                    --------------
                                                                                                        65,452,476
                                                                                                    --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST                                                      68,776,642
$69,070,288)                                                                                        --------------

REPURCHASE AGREEMENTS  (1.6%)
Citigroup Repo, 1.29%, (Agreement dated 07/30/04 to be                             2,568,000             2,568,000
repurchased at $2,568,276 on 08/02/04. Collateralized                                               --------------
by various U.S. Government Agency Securities with a value
of $2,776,515.)

AMF SHORT U.S. GOVERNMENT FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT               VALUE
                                                                  ------               -----
TOTAL REPURCHASE AGREEMENTS (COST $2,568,000)                                          2,568,000
                                                                                  --------------

U.S. TREASURY OBLIGATIONS (13.8%)
U.S. TREASURY NOTES (13.8%)
3.00%, 11/15/07                                                  1,000,000               994,219
2.63%, 5/15/08                                                   7,000,000             6,816,250
3.38%, 11/15/08                                                  5,000,000             4,970,313
3.25%, 1/15/09                                                   2,000,000             1,973,125
2.63%, 3/15/09                                                   5,000,000             4,789,844
3.63%, 7/15/09                                                   2,000,000             1,994,062
                                                                                  --------------
                                                                                      21,537,813
                                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $22,067,484)                                    21,537,813
                                                                                  --------------
TOTAL INVESTMENTS (COST $156,011,605) (a) - 99.6%                                    155,389,314
OTHER ASSETS IN EXCESS OF LIABILITIES  -  0.4%                                           696,960
                                                                                  --------------
NET ASSETS   -   100.0%                                                           $  156,086,274
                                                                                  ==============

------------
* The rates presented are the rates in effect at July 31, 2004.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $   415,569
Unrealized depreciation        (1,037,860)
                              -----------
Net unrealized depreciation      (622,291)
                              ===========

AMF ADJUSTABLE RATE MORTGAGE (ARM) FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                 PRINCIPAL
                                                                   AMOUNT                    VALUE
                                                                   ------                    -----
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*(78.6%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS(13.8%)
Bear Stearns Adjustable Rate Mortgage Trust,                      13,569,380          $      13,772,921
3.84%, 3/25/31
Fannie Mae
  3.72%, 7/1/28                                                   16,859,984                 17,526,479
  3.65%, 1/1/29                                                   16,722,392                 17,302,714
  3.42%, 8/1/29                                                   13,473,877                 13,949,037
  4.57%, 3/1/30                                                   10,847,703                 11,118,833
  3.55%, 6/1/30                                                   14,911,314                 15,500,776
  3.51%, 9/1/30                                                    8,286,752                  8,580,330
  3.46%, 5/1/33                                                   19,923,066                 20,506,080
  4.63%, 5/25/42                                                  36,241,793                 37,193,140
Fannie Mae Grantor Trust, 4.15%, 5/25/42                          19,055,411                 19,638,983
Fannie Mae Whole Loan, 4.11%, 8/25/42                             16,341,533                 16,831,779
Fifth Third Mortgage Loan Trust, 3.83%, 11/19/32                  32,948,072                 33,195,183
Freddie Mac
  4.53%, 10/1/22                                                   5,728,872                  5,847,627
  5.50%, 8/1/24                                                    8,471,247                  8,806,126
  3.37%, 9/1/27                                                    7,063,768                  7,308,212
  3.41%, 12/1/27                                                   9,849,680                 10,187,616
  3.44%, 12/1/27                                                  10,433,925                 10,773,531
  3.40%, 9/1/28                                                   52,209,363                 54,134,338
  3.43%, 9/1/30                                                    7,173,626                  7,376,333
  3.42%, 7/1/31                                                   36,585,201                 37,812,129
Government National Mortgage
Association II
  4.63%, 10/20/25                                                  3,596,964                  3,671,098
  4.63%, 10/20/26                                                  5,780,593                  5,896,367
  4.75%, 8/20/27                                                  11,622,379                 11,838,916
  4.63%, 10/20/27                                                  4,114,169                  4,193,926
  4.00%, 4/20/34                                                  63,740,745                 64,499,067
Structured Asset Mortgage Investments, 3.67%, 3/25/32             12,650,324                 12,808,454
                                                                                      -----------------
                                                                                            470,269,995
                                                                                      -----------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS  (0.6%)
Fannie Mae
  2.17%, 6/1/21                                                    7,416,267                  7,453,416
  2.63%, 12/1/24                                                  10,348,053                 10,570,508
Freddie Mac, 2.85%, 1/1/26                                         3,401,225                  3,484,206
                                                                                      -----------------
                                                                                             21,508,130
                                                                                      -----------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED ARMS  (40.0%)
Bear Stearns Adjustable Rate Mortgage Trust., 4.24%, 3/25/31       3,306,021                  3,372,142
DLJ Mortgage Acceptance Corp., 3.65%, 4/25/24                        408,928                    409,439
Fannie Mae
  2.55%, 9/1/27                                                   55,941,319                 57,408,839
  2.51%, 12/1/27                                                  29,089,730                 29,779,424
  2.39%, 3/1/28                                                   60,034,834                 61,497,414
  2.72%, 3/1/28                                                   68,383,709                 70,161,357
  2.54%, 4/1/28                                                   20,567,836                 21,175,455
  2.48%, 6/1/28                                                   38,906,350                 39,929,867
  2.68%, 6/1/28                                                    6,597,963                  6,801,471

AMF ADJUSTABLE RATE MORTGAGE (ARM) FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                 PRINCIPAL
                                                                   AMOUNT                    VALUE
                                                                   ------                    -----
  2.78%, 7/1/28                                                   13,263,418                 13,615,073
  2.81%, 8/1/28                                                   18,777,900                 19,266,450
  2.55%, 9/1/28                                                   11,562,393                 11,878,696
  2.85%, 9/1/28                                                    3,715,053                  3,808,368
  2.53%, 11/1/32                                                  10,816,056                 11,131,953
  2.60%, 12/1/32                                                   9,228,350                  9,501,918
  2.89%, 3/1/33                                                   20,767,410                 21,434,110
  2.49%, 9/1/33                                                   27,815,027                 28,520,700
  2.56%, 9/1/33                                                   16,894,633                 17,317,257
  2.57%, 11/1/33                                                  35,225,435                 36,165,471
  2.61%, 11/1/33                                                  29,779,967                 30,563,395
Freddie Mac, 3.38%, 9/1/30                                        16,618,407                 17,113,158
Master Adjustable Rate Mortgage Trust, 2.88%, 1/25/34             25,194,710                 25,753,718
MLCC Mortgage Investors, Inc.
  2.92%, 10/25/28                                                 91,931,837                 94,718,520
  2.93%, 5/25/29                                                  58,966,901                 60,864,898
Structured Asset Mortgage Investments
  2.80%, 7/19/32                                                  32,146,344                 33,030,369
  3.02%, 8/19/33                                                  81,799,766                 84,049,260
  3.67%, 10/19/33                                                 68,115,232                 69,988,401
  3.13%, 11/19/33                                                 42,103,687                 43,366,798
Structured Asset Securities Corp.
  2.74%, 5/25/32                                                  35,139,611                 35,480,026
  3.64%, 11/25/32                                                 38,529,211                 39,709,168
  3.56%, 12/25/32                                                 32,302,957                 33,332,614
  3.82%, 2/25/33                                                  62,075,784                 64,209,639
  3.90%, 3/25/33                                                  38,740,723                 40,060,329
  3.68%, 5/25/33                                                  84,886,863                 87,804,849
  3.76%, 9/25/33                                                  90,341,511                 93,305,842
  3.68%, 11/25/33                                                 42,785,560                 44,216,202
                                                                                      -----------------
                                                                                          1,360,742,590
                                                                                      -----------------
COST OF FUNDS INDEX BASED ARMS  (5.1%)
Fannie Mae
  3.07%, 11/1/32                                                  18,446,067                 18,601,475
  3.05%, 8/1/33                                                   38,819,619                 39,186,737
  3.11%, 11/1/36                                                  50,196,360                 50,680,856
  2.96%, 6/1/38                                                   32,840,369                 33,131,860
Washington Mutual, 3.11%, 11/25/42                                30,990,380                 31,048,487
                                                                                      -----------------
                                                                                            172,649,415
                                                                                      -----------------
HYBRID ARMS  (15.2%)
Bank of America Mortgage Securities
  6.62%, 6/20/31                                                   6,944,939                  7,079,497
  6.25%, 7/20/32                                                   4,963,105                  5,040,653
CS First Boston Mortgage Securities Corp.
  6.14%, 11/25/31                                                  8,402,990                  8,628,821
  5.09%, 6/25/32                                                   7,305,931                  7,367,575
Freddie Mac
  3.33%, 2/1/33                                                   13,585,850                 13,594,342
  3.18%, 7/1/33                                                   31,968,699                 31,778,885
GSR Mortgage Loan Trust, 4.75%, 10/25/33                          26,696,681                 26,955,305
JP Morgan Mortgage Trust, 3.50%, 5/25/34                          36,623,684                 36,280,337
Master Adjustable Rate Mortgage Trust, 5.46%, 10/25/32            13,777,698                 13,928,392

AMF ADJUSTABLE RATE MORTGAGE (ARM) FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                 PRINCIPAL
                                                                   AMOUNT                 VALUE
                                                                   ------                 -----
Merrill Lynch Mortgage Investors, 5.32%, 6/25/23                   4,220,241               4,237,385
Structured Adjustable Rate Mortgage Loan Trust, 4.74%, 7/25/34    68,785,115              69,258,014
Structured Asset Securities Corp, 4.23%, 9/25/33                  60,789,613              61,150,551
Wells Fargo Mortgage Backed Securities Trust,
  4.64%, 10/25/33                                                 23,564,066              23,748,160
  4.64%, 10/25/33                                                 57,575,773              58,079,561
  4.52%, 11/25/33                                                 55,789,548              56,242,838
  4.76%, 1/25/34                                                  28,119,809              28,409,794
  4.77%, 6/25/34                                                  26,078,759              26,306,948
  4.83%, 7/25/34                                                  39,478,569              39,786,995
                                                                                      --------------
                                                                                         517,874,053
                                                                                      --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
COLLATERALIZED MORTGAGE OBLIGATION  (3.9%)
Fannie Mae
  2.38%, 9/1/28                                                   23,943,676              24,574,357
  1.81%, 9/18/31                                                  15,282,893              15,321,762
  2.59%, 2/1/33                                                   33,463,216              34,622,526
  2.41%, 5/1/33                                                   11,091,363              11,406,405
  2.36%, 7/1/33                                                    5,381,906               5,520,470
  2.42%, 9/1/33                                                   17,457,349              17,952,968
GSR Mortgage Loan Trust, 1.80%, 3/25/32                           10,715,088              10,702,999
Master Asset Securitization Trust, 1.90%, 12/25/32                 2,140,213               2,140,213
MLCC Mortgage Investors, Inc., 1.76%, 9/15/21                      9,007,973               9,010,788
                                                                                      --------------
                                                                                         131,252,488
                                                                                      --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST                               2,674,296,671
$2,659,491,986)                                                                       --------------

FIXED RATE MORTGAGE-RELATED SECURITIES  (14.3%)
COLLATERALIZED MORTGAGE OBLIGATIONS  (14.3%)
Bank of America Mortgage Securities,                              48,544,741              48,984,639
4.25%, 8/25/33
Citicorp Mortgage Securities, 5.00%,                              17,442,783              17,589,297
10/25/33
Fannie Mae
  4.50%, 5/25/19                                                  40,000,000              40,749,336
  5.00%, 12/25/21                                                 32,749,761              33,404,757
  3.00%, 11/25/15                                                 18,065,218              18,109,735
  5.50%, 8/25/33                                                   5,739,905               5,703,525
Fannie Mae Whole Loan, 3.25%, 6/25/33                             10,392,919              10,412,405
Freddie Mac
  5.00%, 3/15/11                                                  18,013,474              18,183,581
  4.50%, 8/15/11                                                  13,019,786              13,167,812
  4.00%, 7/15/17                                                  32,500,000              32,836,057
  3.50%, 7/15/18                                                  19,770,317              19,847,180
  4.00%, 7/15/18                                                  30,550,387              30,911,750
  4.00%, 12/15/18                                                 40,000,000              40,512,500
  5.00%, 1/15/21                                                  59,177,143              60,514,546
Residential Asset Securitization Trust,                           33,722,941              34,006,820
4.25%, 11/25/33
Structured Asset Securities Corp.,                                11,528,936              11,551,196
3.25%, 8/25/32

AMF ADJUSTABLE RATE MORTGAGE (ARM) FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                           PRINCIPAL
                                                                             AMOUNT                    VALUE
                                                                             ------                    -----
Washington Mutual MSC Mortgage Pass-Through,                                40,568,918                 40,977,183
5.00%, 2/25/33
Wells Fargo Mortgage Backed Securities                                       7,878,552                  7,943,469
Trust, 5.00%, 2/25/33                                                                           -----------------

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST $485,314,733)                                      485,405,788
                                                                                                -----------------
REPURCHASE AGREEMENTS (6.1%)
Bear Stearns*, 1.37%, (Agreement dated 07/13/04 with
Open Maturity. Collateralized by various Adjustable Rate
Mortgage U.S. Government Agency Securities with a value
of $97,940,333.)                                                            95,000,000                 95,000,000
                                                                                                -----------------
Citigroup Repo, 1.29%, (Agreement dated 07/30/04 to be
repurchased at $112,012,040 on 08/02/04. Collateralized
by various Adjustable Rate Mortgage U.S. Government
Agency Securities with a value of $119,586,195.)                           112,000,000                112,000,000
                                                                                                -----------------
TOTAL REPURCHASE AGREEMENTS (COST $207,000,000)                                                       207,000,000
                                                                                                -----------------
U.S. TREASURY OBLIGATIONS (0.4%)
U.S. TREASURY NOTES (0.4%)
4.00%, 6/15/09                                                              15,000,000                 15,210,938
                                                                                                -----------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $15,275,235)                                                     15,210,938
                                                                                                -----------------
TOTAL INVESTMENTS (COST $3,367,081,954) (a) - 99.4%                                                 3,381,913,397
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                                           22,058,419
                                                                                                -----------------
NET ASSETS - 100.0%                                                                             $   3,403,971,816
                                                                                                =================
        $62,305,833)

------------
* The rates presented are the rates in effect at July 31, 2004.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation                             $ 18,679,839
Unrealized depreciation                              (3,848,396)
                                                    ------------
Net unrealized appreciation                           14,831,443
                                                    ============

AMF INTERMEDIATE MORTGAGE FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                 PRINCIPAL
                                                                   AMOUNT                  VALUE
                                                                   ------                  -----
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*  (10.8%)
HYBRID ARMS  (10.8%)
Morgan Stanley Mortgage Loan Trust, 4.23%, 8/25/34              10,200,000            $   10,190,438
                                                                                      --------------
Structured Adjustable Rate Mortgage Loan Trust,                 10,494,643                10,566,794
4.74%, 7/25/34

Wells Fargo Mortgage Backed Securities                          11,386,606                11,475,563
Trust, 4.83%, 7/25/34                                                                 --------------

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST                                  32,232,795
$32,216,256)                                                                          --------------

AGENCY OBLIGATIONS  (0.7%)
FREDDIE MAC  (0.7%)
5.75%, 3/15/09                                                   2,000,000                 2,146,883
                                                                                      --------------
TOTAL AGENCY OBLIGATIONS (COST $1,844,358)                                                 2,146,883
                                                                                      --------------
FIXED RATE MORTGAGE-RELATED SECURITIES  (82.0%)
15 YR. SECURITIES  (54.6%)
Fannie Mae
  7.00%, 3/1/15                                                  2,123,463                 2,257,507
  7.00%, 3/1/15                                                  1,117,423                 1,187,960
  7.00%, 3/1/15                                                  1,189,633                 1,264,728
  7.50%, 11/1/15                                                 1,550,281                 1,655,773
  6.50%, 1/1/16                                                  1,586,176                 1,680,045
  6.00%, 6/1/16                                                  3,424,457                 3,581,501
  6.00%, 7/1/17                                                  2,146,248                 2,244,674
  6.00%, 7/1/17                                                  3,203,620                 3,350,536
  5.50%, 9/1/17                                                  5,776,969                 5,953,663
  5.00%, 11/1/17                                                10,755,916                10,871,038
  5.50%, 4/1/18                                                 15,309,702                15,758,826
  6.00%, 4/1/18                                                 10,961,841                11,464,545
  4.50%, 5/1/18                                                  9,274,671                 9,150,405
  4.50%, 9/1/18                                                 13,729,854                13,520,152
  5.00%, 11/1/18                                                21,328,477                21,520,100
  5.00%, 11/1/18                                                10,691,759                10,796,170
  5.00%, 2/1/19                                                 10,793,302                10,888,587
Freddie Mac
  7.50%, 1/1/10                                                  1,222,106                 1,303,357
  6.00%, 6/1/17                                                  3,616,574                 3,783,558
  5.00%, 12/1/18                                                 8,907,301                 8,978,977
  5.00%, 5/1/19                                                 20,933,955                21,099,137
                                                                                      --------------
                                                                                         162,311,239
                                                                                      --------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (27.4%)
Freddie Mac
  3.50%, 4/15/09                                                16,871,739                17,016,847
  3.50%, 5/15/11                                                15,000,000                15,106,373
  4.00%, 9/15/12                                                 8,411,000                 8,537,165
  4.00%, 11/15/15                                                9,578,844                 9,689,599
  4.00%, 10/15/16                                                9,769,780                 9,895,066
  4.00%, 12/15/16                                               12,974,073                12,832,834
Wells Fargo Mortgage Backed Securities Trust, 5.50%,             8,398,818                 8,544,776
10/25/14                                                                              --------------

AMF INTERMEDIATE MORTGAGE FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                                   ------              -----
                                                                                      81,622,660
                                                                                  --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST                                   243,933,899
$243,284,771)                                                                     --------------

MORTGAGE-BACKED SECURITIES  (1.7%)
BALLOONS  (1.7%)
Freddie Mac Gold, 5.50%, 10/15/16                                5,000,000             5,115,625
                                                                                  --------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $5,125,000)                                     5,115,625
                                                                                  --------------
REPURCHASE AGREEMENTS  (3.1%)
Citigroup Repo, 1.29%, (Agreement dated 07/30/04 to
be repurchased at $9,241,993 on 08/02/04. Collateralized
by various U.S. Government Agency Securities with a
value of $9,991,343.)                                            9,241,000             9,241,000
                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (COST $9,241,000)                                          9,241,000
                                                                                  --------------
U.S. TREASURY OBLIGATIONS (3.3%)
U.S. TREASURY NOTES  (3.3%)
3.00%, 11/15/07                                                 10,000,000             9,942,188
                                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $10,049,899)                                     9,942,188
                                                                                  --------------
TOTAL INVESTMENTS (COST $301,761,284) (a) - 101.6%                                   302,612,390
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%                                        (4,889,647)
                                                                                  --------------
NET ASSETS - 100.0%                                                               $  297,722,743
                                                                                  ==============

------------
* The rates presented are the rates in effect at July 31, 2004.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation                             $      1,898,030
Unrealized depreciation                                  (1,046,924)
                                                    ----------------
Net unrealized appreciation                                  851,106
                                                    ================

AMF U.S. GOVERNMENT MORTGAGE FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                 PRINCIPAL
                                                                  AMOUNT                    VALUE
                                                                  ------                    -----
AGENCY OBLIGATIONS  (1.9%)

FREDDIE MAC  (1.9%)

5.75%, 3/15/09                                                   3,000,000            $    3,220,324
                                                                                      --------------
TOTAL AGENCY OBLIGATIONS (COST $2,786,579)                                                 3,220,324
                                                                                      --------------
FIXED RATE MORTGAGE-RELATED SECURITIES  (85.5%)
15 YR. SECURITIES  (11.9%)
Fannie Mae
  7.00%, 3/1/15                                                  1,873,328                 1,991,582
  6.00%, 8/1/16                                                  6,912,627                 7,229,636
  5.00%, 3/1/18                                                  2,872,731                 2,903,478
Freddie Mac, 5.50%, 7/1/19                                       7,430,658                 7,642,839
                                                                                      --------------
                                                                                          19,767,535
                                                                                      --------------
30 YR. SECURITIES  (69.7%)
Fannie Mae
  5.50%, 12/1/32                                                 4,119,945                 4,144,407
  5.00%, 8/1/33                                                 15,184,601                14,836,423
  6.00%, 10/1/33                                                 5,127,648                 5,268,338
  5.50%, 11/1/33                                                17,240,514                17,326,717
  6.00%, 4/1/34                                                  9,136,012                 9,384,397
  6.00%, 6/1/34                                                 10,496,227                10,814,394
  5.50%, 7/1/34                                                 20,998,599                21,077,344
  5.50%, 7/1/34                                                 12,712,896                12,760,570
Freddie Mac
  6.00%, 4/1/33                                                  6,525,406                 6,700,266
  6.00%, 1/1/34                                                  8,194,306                 8,416,448
Government National Mortgage
Association
  7.50%, 2/15/24                                                 1,024,932                 1,112,452
  7.00%, 4/15/27                                                 1,644,560                 1,758,652
  6.00%, 1/15/29                                                 1,649,926                 1,706,255
                                                                                      --------------
                                                                                         115,306,663
                                                                                      --------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (3.9%)
Freddie Mac, 4.00%, 12/15/16                                     6,487,037                 6,416,417
                                                                                      --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST                                       141,490,615
$140,029,832)                                                                         --------------

REPURCHASE AGREEMENTS  (3.3%)
Citigroup Repo, 1.29%, Agreement dated 07/30/04 to
be repurchased at $5,514,539 on 08/02/04. Collateralized
by various U.S. Government AGency Securities with a
value of $5,931,027.)                                           5,514,000                 5,514,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENTS (COST $5,514,000)                                              5,514,000
                                                                                      --------------
U.S. TREASURY OBLIGATIONS  (9.1%)
U.S. TREASURY NOTES  (9.1%)
4.00%, 6/15/09                                                   7,000,000                 7,098,438
                                                                                      --------------
6.50%, 2/15/10                                                   7,000,000                 7,922,031
                                                                                      --------------

AMF U.S. GOVERNMENT MORTGAGE FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                 PRINCIPAL
                                                                  AMOUNT                    VALUE
                                                                  ------                    -----
TOTAL U.S. TREASURY OBLIGATIONS (COST $14,581,321)                                        15,020,469
                                                                                      --------------
TOTAL INVESTMENTS (COST $162,911,732) (a) - 99.8%                                        165,245,408
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                                 273,142
                                                                                      --------------
NET ASSETS - 100.0%                                                                   $  165,518,550
                                                                                      ==============

------------
* The rates presented are the rates in effect at July 31, 2004.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $ 2,613,850
Unrealized depreciation          (280,174)
                              -----------
Net unrealized appreciation     2,333,676
                              ===========

AMF ULTRA SHORT FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                            PRINCIPAL
                                                                             AMOUNT                   VALUE
                                                                             ------                   -----
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*  (75.2%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS  (22.3%)
Fannie Mae
  3.55%, 10/1/26                                                             2,946,276            $    3,062,746
  3.43%, 10/1/28                                                             2,841,482                 2,947,066
  3.77%, 12/1/30                                                             8,873,689                 9,165,360
  3.55%, 8/1/31                                                              6,942,878                 7,217,338
First Republic Mortgage Loan Trust,                                         10,884,247                11,006,695
3.11%, 10/15/30
Freddie Mac
  3.45%, 11/1/28                                                             3,351,285                 3,479,904
  3.98%, 1/1/29                                                              7,171,372                 7,454,865
  3.46%, 9/1/30                                                              2,402,360                 2,453,771
  3.59%, 8/1/31                                                             14,473,254                15,045,399
Fund America Investors Corp., 3.36%, 6/25/23                                 5,417,741                 5,431,285
                                                                                                  --------------
                                                                                                      67,264,429
                                                                                                  --------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS  (2.4%)
Fannie Mae, 2.21%, 4/1/20                                                    7,257,014                 7,290,477
                                                                                                  --------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR)
 BASED ARMS  (30.5%)
Fannie Mae
  2.55%, 12/1/26                                                            10,623,569                10,852,457
  2.78%, 7/1/28                                                              7,280,583                 7,473,614
  2.58%, 9/1/32                                                             10,610,459                10,914,876
MLCC Mortgage Investors, Inc.
  2.93%, 5/25/29                                                            14,250,334                14,709,017
  2.92%, 7/25/29                                                            14,852,858                15,298,443
Sequoia Mortgage Trust, 2.74%,                                              19,572,609                20,055,808
6/20/34
Structured Asset Securities Corp.
  3.61%, 11/25/32                                                            6,141,679                 6,329,768
  3.64%, 11/25/32                                                            6,141,679                 6,329,768
                                                                                                  --------------
                                                                                                      91,963,751
                                                                                                  --------------
COST OF FUNDS INDEX BASED ARMS  (1.4%)
Regal Trust, 3.31%, 9/29/31                                                  2,521,155                 2,525,882
Ryland Mortgage Securities Corp., 3.77%, 10/25/23                            1,773,038                 1,773,038
                                                                                                  --------------
                                                                                                       4,298,920
                                                                                                  --------------
HYBRID ARMS  (14.3%)
GSR Mortgage Loan Trust, 4.75%,                                              5,386,196                 5,438,375
10/25/33

Structured Adjustable Rate Mortgage Loan Trust,                              9,826,445                 9,894,002
4.74%, 7/25/34
Wells Fargo Mortgage Backed Securities
Trust,
  4.91%, 5/25/34                                                            17,759,726                17,937,322
  4.83%, 7/25/34                                                             9,869,642                 9,946,749
                                                                                                  --------------
                                                                                                      43,216,448
                                                                                                  --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
COLLATERALIZED MORTGAGE OBLIGATION  (4.3%)
Structured Asset Securities Corp.
  2.70%, 3/25/33                                                             4,234,634                 4,306,093

AMF ULTRA SHORT FUND
Schedule of Portfolio Investments
July 31, 2004 (Unaudited)

                                                                PRINCIPAL
                                                                 AMOUNT                   VALUE
                                                                 ------                   -----
2.80%, 5/25/33                                                  5,002,981                 5,117,113
2.65%, 11/25/33                                                 3,577,232                 3,609,650
                                                                                      --------------
                                                                                          13,032,856
                                                                                      --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST                                 227,066,881
$226,043,650)                                                                         --------------

FIXED RATE MORTGAGE-RELATED SECURITIES  (19.3%)
COLLATERALIZED MORTGAGE OBLIGATIONS  (19.3%)
Freddie Mac
  5.00%, 11/15/11                                               14,977,297                15,361,078
  4.00%, 3/15/14                                                 6,247,038                 6,308,758
  4.00%, 11/15/15                                                9,578,844                 9,689,599
  4.00%, 12/15/17                                               10,000,000                10,116,149
  5.50%, 6/15/34                                                 9,491,703                 9,629,057
GSR Mortgage Loan Trust, 4.50%,                                  7,137,741                 7,158,057
4/25/33                                                                               --------------

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST                                        58,262,698
$58,338,963)                                                                          --------------

REPURCHASE AGREEMENTS  (5.2%)
Citigroup Repo, 1.29%, (Agreement dated 07/30/04 to be
repurchased at $15,667,684 on 08/02/04. Collateralized
by various U.S. Government Agency Securities with a
value of $16,850,827.)                                         15,666,000                15,666,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENTS (COST $15,666,000)                                            15,666,000
                                                                                      --------------
TOTAL INVESTMENTS (COST $300,048,613) (a)  -   99.7%                                     300,995,579
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.3%                                             854,985
                                                                                      --------------
NET ASSETS   -   100.0%                                                               $  301,850,564
                                                                                      ==============

------------
* The rates presented are the rates in effect at July 31, 2004.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $ 1,432,500
Unrealized depreciation          (485,534)
                              -----------
Net unrealized appreciation       946,966
                              ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title) /s/ Trent M. Statczar      Trent M. Statczar, Treasurer
                         ------------------------
Date 09/28/04

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Trent M. Statczar      Trent M. Statczar, Treasurer
                         ------------------------
Date 09/28/04

By (Signature and Title)  /s/ Edward E. Sammons, Jr.     Edward E. Sammons, Jr.,
                          ---------------------------    President

Date 09/28/04